Notes Payable and Other Amounts Due to Related Party (Details Textual) - USD ($)				1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 13, 2018	Jul. 11, 2018	Feb. 12, 2018	Jul. 18, 2018	Dec. 31, 2014	Aug. 31, 2014	Dec. 31, 2013	Mar. 28, 2012	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Due to Related Party (Textual)
Issuance of unsecured promissory notes											$ 665,452		$ 322,500
Interest accrued													43,963	$ 22,108
Amount payable									$ 396,453		396,453		363,845	311,792
Maturity date, description								DMD agreed to extend the maturity dates of promissory notes with an aggregate face value of $177,500, which were originally scheduled to mature before June 30, 2018, by one year from the original maturity date. Because the fair value of the warrants was greater than 10% of the present value of the remaining cash flows under the modified promissory notes.
Direct obligations paid														25,000
Fair value of warrants											94,844
Reissued debt amount									(25,452)		(83,398)
Loss on extinguishment of debt									16,864		(308,359)		(290,581)
General and administrative									552,583	498,378	1,127,411	888,404	$ 1,848,866	1,543,866
Change in fair value of debt									4,532		7,981
Subsequent Event [Member]
Due to Related Party (Textual)
Maturity date, description	Until December 31, 2019.	Until July 31, 2019.
Proceeds from issuance private placement				$ 2,000,000
$750k DMD Note [Member]
Due to Related Party (Textual)
Interest rate													10.00%
Balance of accrued interest on notes payable														22,108
Maturity date, description													During January 2017, the note was again amended to extend the maturity date until December 31, 2018.
Dr. Michael Dent [Member]
Due to Related Party (Textual)
Interest accrued											$ 40,218		$ 19,350
Maturity date, description											During January 2017, the note was again amended to extend the maturity date until December 31, 2018.
Warrant to purchase of common stock, shares			6,678,462
Increased on unsecured note payable					$ 750,000		$ 500,000
Warrants, description			(i) extend the maturity dates of up to $439,450 loaned by Dr. Dent to the Company in 2017 and 2018 in the form of unsecured promissory notes, including $75,000 loaned from Dr. Dent to the Company in January 2018 to allow the Company to retire an existing convertible promissory note payable to Power-up Lending Group Ltd. before such convertible promissory note became eligible for conversion, and (ii) provide continued loans to the Company. The warrant is immediately exercisable at an exercise price of $0.065 per share, subject to adjustment, and expires five years after the date of issuance.
Fair value of warrants			$ 337,466
Risk-free interest rate			2.56%
Expected life (in years)			5 years
Expected volatility rate			268.90%
Expected dividend yield			0.00%
Reissued debt amount			$ 11,472
Loss on extinguishment of debt			$ 348,938
Dr. Michael Dent [Member] | NWC [Member]
Due to Related Party (Textual)
Issuance of unsecured promissory notes						$ 175,000
Interest rate						0.00%
MedOffice Direct (MOD) [Member]
Due to Related Party (Textual)
Interest rate											8.00%
Interest accrued													43,963
Amount payable														11,192
Rent paid for office space													2,040
Additional amount towards future rent									18,217		$ 18,217		24,459
Amount paid to agreement and prepaid									6,120	6,120	12,240	12,240	$ 24,480	0
Maturity date, description													Office space in MOD's facility used by the Company and its employees for the period from January 1, 2017 through July 31, 2018.
Direct obligations paid														13,808
General and administrative									$ 0	$ 25,000	$ 12,500	$ 25,000
Semi annual fees													$ 25,000
2017 DMD Notes [Member]
Due to Related Party (Textual)
Interest rate											10.00%
Interest accrued											$ 55,665		$ 19,350	$ 0